History And Reorganization of The Group - Summary of Direct or Indirect Interests In The Principal Subsidiaries And The Principal Consolidated Affiliated Entities (Parenthetical) (Detail)
$ in Millions
	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Aug. 05, 2024 CNY (¥)	Nov. 13, 2023 HKD ($)
Disclosure of subsidiaries [line items]
Capital Contribution Before Increase | ¥			¥ 8,494,800,000
Capital Contribution After Increase | ¥			¥ 9,435,425,000
PAO Bank Limited [Member]
Disclosure of subsidiaries [line items]
Additional paid-in capital | $	$ 700	$ 500
Cash transferred | $				$ 933